Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Related Party Balances [Line Items]
Amounts due from related parties		¥ 2,974,080	¥ 3,387,952
Amounts due to related parties		44,179	129,629
Pucheng Credit [Member]
Schedule of Related Party Balances [Line Items]
Amounts due from related parties	[1]	1,668,026	1,755,644
Amounts due to related parties	[2]	437	31,172
Puxin [Member]
Schedule of Related Party Balances [Line Items]
Amounts due from related parties	[3]	1,094,124	1,109,759
Amounts due to related parties	[4]		98,071
Zhuoyue [Member]
Schedule of Related Party Balances [Line Items]
Amounts due from related parties	[5]		224,024
Others [Member]
Schedule of Related Party Balances [Line Items]
Amounts due from related parties		211,930	298,525
Amounts due to related parties		1,020	386
Beijing Zhicheng [Member]
Schedule of Related Party Balances [Line Items]
Amounts due to related parties	[2]	¥ 42,722

[1]	Amounts relate to the loans provided to the related party and prepayment of investment. Interest income for the years ended December 31, 2023, 2024 and 2025 were RMB6,937, RMB9,067 and RMB11,215, respectively.
[2]	Amounts relate to the provision of credit assessment, collection services provided by the related parties.
[3]	Amounts relate to the prepayment of system support services and loans provided to the related party. Interest income for the years ended December 31, 2023, 2024 and 2025 were nil, RMB8,316 and RMB28,692, respectively.
[4]	Amounts relate to the provision of AI technology services and system development fees.
[5]	Amounts relate to the referral services provided to the related parties.